Property, Plant and Equipment	12 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 7 - Property, Plant and Equipment

	2018	2017

Buildings	13,144,328	12,863,535
Machinery	56,482,962	55,256,545
Vehicles	239,137	277,176
Plant and equipment	4,719,918	4,443,682
Software	26,516	81,471
Construction in progress	1,325,444	926,379
	75,938,305	73,848,788
Less: Accumulated depreciation	(31,591,659)	(27,240,599)
Property, plant and equipment, net	44,346,646	46,608,189

Borrowing costs capitalized during the years ended June 30, 2018, 2017 and 2016 were $nil, $nil and $nil respectively.

Buildings with net book value of approximately $228,354, $238,342 and $258,922 were used as collateral of short term bank borrowings for the years ended June 30, 2018, 2017 and 2016, respectively.

The depreciation expenses for the years ended June 30, 2018, 2017 and 2016 were $4,574,640, $3,760,619 and $5,883,313, respectively.

The impairment losses recognized on plant and equipment which were no more use for future production for the years ended June 30, 2018, 2017 and 2016 were $nil, $nil and $2,599,980, respectively.